Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024 (Unaudited)
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	$1,500	$ 1,412,145
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	2,000	1,907,060
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	25	23,273
		$ 3,342,478
Education — 3.9%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.664%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,724,370
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	1,985,070
Illinois Finance Authority, (University of Chicago):
5.00%, 4/1/36	3,500	3,958,920
5.25%, 4/1/39	1,275	1,446,500
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	495	515,409
Ohio State University, Green Bonds, 4.00%, 12/1/38	765	780,690
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 7/1/34	1,155	1,155,196
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	684,940
University of California, 5.00%, 5/15/35	7,080	8,272,130
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,564,301
Virginia College Building Authority, 4.00%, 2/1/33	865	876,375
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,593,231
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	2,920,904
		$ 28,478,036
Electric Utilities — 2.0%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,760,101
4.00%, 2/15/36	1,000	1,010,570
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,013,810
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	554,243
Florida Municipal Power Agency, 3.00%, 10/1/33	1,825	1,675,806
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	254,352
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: Barclays Bank PLC), 2.45%, 7/1/34(2)	$1,000	$ 1,000,000
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	755,293
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	513,785
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,620	2,599,145
		$ 15,137,105
Escrowed/Prerefunded — 0.0%(3)
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$150	$ 151,269
		$ 151,269
General Obligations — 40.6%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 304,962
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,776,748
Anoka-Hennepin Independent School District No. 11, MN, 3.00%, 2/1/36	1,175	1,079,367
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,050	2,051,373
Athens, AL:
5.00%, 5/1/33	300	337,071
5.00%, 5/1/35	630	709,689
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	779,813
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	404,632
Belding Area Schools, MI, 5.00%, 5/1/30	225	231,356
Bergen County, NJ, 2.00%, 11/1/33	1,860	1,537,941
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	575	599,875
Bexar County, TX, 3.00%, 6/15/30	5,950	5,911,979
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,007,620
Brookline, MA, 3.10%, 3/15/33	1,620	1,564,045
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	933,642
Burlington, VT, 5.00%, 11/1/29	45	49,473
California:
3.00%, 11/1/35	5,005	4,744,790
4.55%, 12/1/37	1,000	1,061,400
5.00%, 8/1/36	870	996,394
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,142,298

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Celina, TX, 1.625%, 9/1/32	$2,440	$ 1,949,292
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	911,812
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	400	330,376
0.00%, 8/1/31	460	365,166
0.00%, 8/1/32	530	404,046
0.00%, 8/1/33	700	510,783
0.00%, 8/1/35	175	115,334
0.00%, 8/1/36	175	110,665
0.00%, 8/1/37	275	165,677
0.00%, 8/1/38	325	186,290
0.00%, 8/1/39	365	198,954
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,105,984
4.00%, 9/1/33	1,000	1,001,720
4.00%, 9/1/34	1,000	1,002,280
Chandler, AZ:
2.60%, 7/1/30	650	614,510
2.85%, 7/1/32	1,925	1,806,266
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	416,560
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	460,332
Clark County, NV:
3.00%, 11/1/34	1,000	961,120
4.00%, 12/1/35	1,820	1,855,654
4.00%, 6/1/36	175	175,042
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	1,270	1,025,080
1.75%, 7/1/34	1,910	1,481,472
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	324,093
College Station, TX:
3.35%, 2/15/34	1,885	1,819,704
3.45%, 2/15/35	2,150	2,071,804
Colonial School District, PA, 5.00%, 2/15/33	50	50,660
Colony, TX, 5.00%, 2/15/33	1,455	1,638,854
Comal County, TX, 4.00%, 2/1/33	5,580	5,619,283
Connecticut:
4.00%, 1/15/34	3,000	3,091,050
4.00%, 1/15/35	3,000	3,075,900
Conroe, TX, 4.125%, 3/1/39	1,895	1,926,230
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	104,332
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	$630	$ 655,937
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	575,169
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,485,208
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	989,279
3.00%, 5/1/36	910	830,830
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	417,060
0.00%, 6/15/34	1,655	1,154,048
0.00%, 6/15/35	1,250	829,012
0.00%, 6/15/36	1,690	1,059,360
0.00%, 6/15/37	1,000	591,480
0.00%, 6/15/38	750	417,383
Dedham, MA, 3.30%, 4/1/36	775	744,674
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	759,847
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	503,195
Euless, TX, 5.00%, 2/15/34	125	138,794
Falls City Independent School District, TX, (PSF Guaranteed):
Prerefunded to 8/15/25, 4.00%, 8/15/34	430	432,490
Prerefunded to 8/15/25, 4.00%, 8/15/34	570	573,300
Florida, (Department of Transportation):
2.00%, 7/1/33	1,535	1,269,645
3.00%, 7/1/34	5,195	4,944,809
Forney Independent School District, TX, 0.00%, 8/15/37	150	87,780
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	371,796
3.00%, 8/15/36	500	461,385
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	1,790	1,673,811
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	400,788
Georgia, 5.00%, 2/1/32	795	828,613
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	621,634
5.00%, 8/15/32	935	1,034,147
5.00%, 8/15/33	1,020	1,122,867
5.00%, 8/15/34	330	361,561

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Grayson County Junior College District, TX:
5.00%, 2/15/36(4)	$865	$ 964,795
5.00%, 2/15/37(4)	1,500	1,668,570
5.00%, 2/15/38(4)	405	448,319
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,580	1,430,153
Guilford County, NC, 3.00%, 5/1/35	1,510	1,419,883
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	880,465
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,898,466
2.00%, 8/1/33	1,305	1,086,360
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,424,330
Hays County, TX, 3.00%, 2/15/37	1,125	997,954
Hempstead, NY:
2.00%, 6/15/33	6,035	5,160,891
2.00%, 6/15/34	6,145	5,138,080
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,038,570
Henrico County, VA, 3.35%, 8/1/36	4,970	4,902,507
Homewood, AL, 5.00%, 9/1/29	2,000	2,067,900
Honolulu City and County, HI, 3.00%, 9/1/31	30	28,916
Houston, TX, 4.00%, 3/1/37	1,730	1,730,104
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,408,872
Series 2022B, 5.00%, 3/1/29	2,000	2,141,220
Independence School District, MO, 3.25%, 3/1/38	2,605	2,444,245
Iowa City Community School District, IA, 2.75%, 6/1/30	2,850	2,677,860
Kansas City, MO, 3.00%, 2/1/35	700	647,318
Kennebunk, ME, 2.00%, 10/1/35	600	472,380
Knox County, TN:
3.00%, 6/1/34	340	321,303
3.00%, 6/1/35	2,955	2,779,473
Knoxville, TN, 3.00%, 5/1/39	3,365	3,010,127
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	720,000
Lake Oswego, OR, 2.50%, 6/1/33	1,305	1,184,444
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,015,190
Lane County School District No. 40, OR, 0.00%, 6/15/38	1,000	539,680
Lexington, MA, 3.20%, 2/15/36	1,195	1,136,421
Lincoln, NE, 3.00%, 5/15/33	965	934,631
Lone Star College System, TX, 3.00%, 2/15/36	1,395	1,291,212
Longview, TX, 4.00%, 9/1/37	1,100	1,105,687
Loudoun County, VA, 3.25%, 12/1/35	910	879,497
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Malakoff Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	$1,580	$ 1,506,309
Massachusetts, 4.00%, 5/1/36	5,050	5,086,511
McKinney, TX, 2.50%, 8/15/35	2,080	1,738,090
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	325	335,845
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	388,705
Mill Valley School District, CA:
2.90%, 8/1/32	675	641,871
3.00%, 8/1/33	590	573,433
3.00%, 8/1/34	2,200	2,122,802
Millbrae School District, CA, 2.50%, 7/1/33	265	236,025
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	360,058
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,550	2,528,984
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,297,409
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,198,325
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	161,075
Nebo School District, UT, 2.125%, 7/1/34	4,515	3,707,899
Nevada, 2.125%, 5/1/38	2,000	1,515,960
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,388,012
0.00%, 8/1/37	6,580	4,193,763
North Carolina, 3.00%, 6/1/31	3,650	3,538,857
Orange County, NC:
3.25%, 8/1/36	2,785	2,654,801
3.30%, 8/1/37	2,470	2,350,328
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	4,840	4,887,190
Pasadena, TX:
4.00%, 2/15/28	500	500,745
4.00%, 2/15/29	150	150,224
4.00%, 2/15/30	440	440,576
4.00%, 2/15/31	650	650,637
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	254,058
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,600,672
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	790	724,754
Pennsylvania, 4.00%, 10/1/37	17,000	17,465,290
Plano, TX, 3.28%, 9/1/35	3,900	3,714,867

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Portland, ME, 2.50%, 4/1/35	$1,765	$ 1,504,186
Portland, OR, (Transportation Project), 2.00%, 10/1/35	2,395	1,885,583
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	802,536
Racine County, WI:
0.25%, 3/1/37	735	425,763
0.50%, 3/1/38	320	182,294
Rhode Island, 2.00%, 8/1/36	1,000	769,050
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	602,838
Richmond, VA:
2.60%, 7/15/37	7,845	6,570,109
2.65%, 7/15/38	8,005	6,649,753
River Falls School District, WI, 3.20%, 4/1/32	2,185	2,098,911
Romeo Community Schools, MI, 5.00%, 5/1/30	700	719,873
Romulus, MI:
4.00%, 11/1/31	250	252,423
4.00%, 11/1/32	100	100,740
4.00%, 11/1/33	250	251,125
Round Rock, TX, 4.00%, 8/15/38	725	732,424
Sabine Pass Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/37	2,255	2,513,355
5.00%, 8/15/38	1,315	1,459,624
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	507,825
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,489,593
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	453,663
Somerville, MA, 1.75%, 10/15/34	4,215	3,381,062
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	506,735
Spokane, WA, 4.00%, 12/1/36	2,980	3,013,972
St. Charles School District, MO, 3.00%, 3/1/38	1,150	1,032,849
Stamford, CT, 2.00%, 8/15/33	805	676,635
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,010,430
Travis County, TX:
3.375%, 3/1/38	2,585	2,519,987
3.375%, 3/1/38	605	589,784
Tukwila, WA, 4.00%, 12/1/35	500	506,105
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	547,589
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,076,600
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Umatilla School District No. 6R, Umatilla County, OR:
0.00%, 6/15/29	$115	$ 98,254
0.00%, 6/15/30	110	90,240
Union County, NC:
3.00%, 9/1/35	1,070	1,003,318
3.00%, 9/1/36	1,050	975,387
United Independent School District, TX:
4.00%, 2/15/33	350	354,109
4.00%, 2/15/34	535	542,239
4.00%, 2/15/36	580	585,614
4.00%, 2/15/37	600	603,594
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	808,808
Vestavia Hills, AL, 4.00%, 8/1/35	800	812,744
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	424,194
3.00%, 10/15/36	340	310,240
Waldwick School District, NJ:
2.00%, 7/15/34	1,245	1,002,437
2.00%, 7/15/35	1,270	998,664
2.00%, 7/15/36	1,300	998,842
Washington, 5.00%, 8/1/39	1,205	1,283,373
Washington County School District No. 13 Banks, OR, 0.00%, 6/15/31	500	394,365
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,622,691
Westchester County, NY, 2.00%, 10/15/33	650	540,300
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	2,220	2,039,780
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	363,463
Williamson County, TX, 3.00%, 2/15/33	3,225	3,061,525
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	705	683,392
Wisconsin:
5.00%, 5/1/34(4)	2,625	2,994,626
5.00%, 5/1/35(4)	2,575	2,957,851
Worthington City School District, OH:
0.00%, 12/1/29	315	264,055
0.00%, 12/1/30	310	248,859
0.00%, 12/1/31	270	207,498
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	101,668
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	411,136
		$298,963,275

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 3.9%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,032
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	487,106
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	344,437
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	100,696
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	359,688
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	870	826,683
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	345	364,889
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,007,060
5.00%, 11/15/32	1,000	1,006,830
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,045,800
5.00%, 10/1/31	1,500	1,531,215
5.00%, 10/1/32	2,000	2,039,540
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	878,736
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	130	130,246
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,006,656
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	444,915
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,025,430
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	525,545
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/28	600	619,374
5.00%, 7/1/31	275	282,499
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	153,894
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/35	3,000	3,427,800
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	710,976
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.00%, 11/1/31	4,000	4,448,800
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	$150	$ 150,392
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	630,031
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,505	1,527,515
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	289,247
5.00%, 12/1/28	130	133,145
5.00%, 12/1/30	300	306,459
5.00%, 12/1/31	70	71,392
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	410,348
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	432,144
		$ 28,809,520
Housing — 13.4%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$4,610	$ 4,918,686
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 11/15/54	830	902,824
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,047,907
Florida Housing Finance Corp., (FHLMC), (FNMA), (GNMA), 6.25%, 7/1/55	1,510	1,685,130
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	3,380	3,750,718
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,045,380
Iowa Finance Authority, SFMR:
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.24%, 7/1/49(2)	15,000	15,000,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.50%, 1/1/31	300	251,976
Social Bonds, (FHLMC), (FNMA), (GNMA), 1.60%, 7/1/31	175	146,228
Michigan Housing Development Authority, Social Bonds, 6.00%, 6/1/54	8,010	8,718,725
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	300,623
2019 Series A, 4.00%, 8/1/35	440	446,420
2019 Series C, 4.00%, 8/1/34	240	244,574
(FHLMC), (FNMA), (GNMA), 2.55%, 7/1/39	1,375	1,102,503
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	2,955	3,179,669

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY, Sustainability Bonds, 2.85%, 11/1/29	$20	$ 19,234
New York Mortgage Agency, 3.65%, 4/1/32	95	94,592
North Dakota Housing Finance Agency, Social Bonds, 6.00%, 7/1/54	5,000	5,442,150
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	2,285	2,509,775
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	5,740	6,261,881
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,289,331
South Dakota Housing Development Authority:
(FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	4,485	4,933,635
(FHLMC), (FNMA), GNMA), 6.25%, 11/1/55	5,000	5,612,250
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	2,625	2,862,536
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	4,935	5,422,183
Utah Housing Corp., (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/54	5,000	5,518,000
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	994	990,461
Virginia Housing Development Authority, 2.55%, 5/1/27	90	88,026
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 9/1/54	6,200	6,738,780
		$ 98,524,197
Insured - Bond Bank — 1.5%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 11,069,603
		$ 11,069,603
Insured - Electric Utilities — 0.5%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 4.00%, 1/1/37	$470	$ 474,399
(AGM), 5.00%, 7/1/30	120	131,910
(AGM), 5.00%, 7/1/31	225	249,865
(AGM), 5.00%, 7/1/32	465	519,233
(AGM), 5.00%, 7/1/33	330	367,891
(AGM), 5.00%, 7/1/34	365	405,373
(AGM), 5.00%, 7/1/35	310	343,068
(AGM), 5.00%, 7/1/36	500	551,540
(AGM), 5.00%, 7/1/37	390	428,902
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M): (continued)
(AGM), 5.00%, 7/1/38	$405	$ 443,989
		$ 3,916,170
Insured - General Obligations — 0.6%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/26	$10	$ 9,928
Hawthorne School District, NJ, (BAM), 3.00%, 9/1/32	750	715,342
Mauston School District, WI, (AGM), 1.60%, 3/1/34	2,515	1,937,103
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	400	280,864
(BAM), 0.00%, 8/1/35	425	283,637
(BAM), 0.00%, 8/1/36	500	316,615
(BAM), 0.00%, 8/1/37	750	448,598
(BAM), 0.00%, 8/1/38	500	282,980
		$ 4,275,067
Insured - Lease Revenue/Certificates of Participation — 0.6%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 101,828
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	713,950
(AGC), 0.00%, 4/1/37	5,000	3,114,450
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	75,443
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	93,137
		$ 4,098,808
Insured - Special Tax Revenue — 0.3%
Mobile County Board of School Commissioners, AL, (BAM), 4.00%, 3/1/36	$1,500	$ 1,527,690
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	880	774,295
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	135	138,086
		$ 2,440,071
Insured - Transportation — 0.7%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/49	$7,000	$ 4,038,860
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	175	177,980
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	1,000	1,045,870
		$ 5,262,710

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 253,530
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	270,144
(AGM), 2.00%, 10/1/34	30	24,034
		$ 547,708
Lease Revenue/Certificates of Participation — 2.3%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 360,245
5.00%, 6/15/31	310	318,479
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,184,590
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	2,000	2,044,140
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,538,131
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/38	2,450	2,763,575
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,831,647
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	275	263,142
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	511,675
		$ 16,815,624
Other Revenue — 6.3%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$5,300	$ 5,348,018
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	2,020	2,038,786
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	5,000	5,041,400
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	514,905
5.00%, 4/1/29	275	282,810
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,378,049
5.00% to 12/1/31 (Put Date), 12/1/54	3,000	3,198,750
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,650,875
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	85	92,787
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	$850	$ 955,578
Sustainability Bonds, 5.00%, 11/1/38	850	939,225
Sustainability Bonds, 5.00%, 11/1/43	750	811,268
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,159,993
		$ 46,412,444
Senior Living/Life Care — 2.4%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,455	$ 1,475,384
4.00%, 1/1/32	350	353,314
4.00%, 1/1/33	600	604,404
4.00%, 1/1/34	685	688,254
4.00%, 1/1/35	615	616,064
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,640
5.00%, 11/15/30	910	921,466
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/31	210	231,300
5.00%, 4/1/32	315	348,954
5.00%, 4/1/33	490	545,203
5.00%, 4/1/34	415	464,348
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	100,949
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,043,208
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	313,367
Lancaster Municipal Authority, PA, (Garden Spot Village):
5.00%, 5/1/31	205	223,108
5.00%, 5/1/32	305	333,896
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	975	962,637
5.00%, 2/1/31	1,160	1,238,056
5.00%, 2/1/32	800	858,192
5.00%, 2/1/33	515	555,355
5.00%, 2/1/34	550	594,792
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,270

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (United Methodist Retirement Homes): (continued)
Series 2016A, 5.00%, 10/1/31	$300	$ 307,926
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39(4)	3,000	3,163,110
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,696,525
		$ 17,700,722
Special Tax Revenue — 6.0%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/28	$315	$ 330,331
5.00%, 5/1/29	450	476,609
5.00%, 5/1/30	300	319,923
5.00%, 5/1/31	455	487,300
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,128,840
5.00%, 7/1/39	3,000	3,358,590
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	976,581
5.00%, 4/1/31	895	917,787
5.00%, 4/1/32	735	754,022
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	2,000,466
4.00%, 2/1/38	310	315,580
5.00%, 11/1/34	4,500	5,178,870
5.00%, 11/1/37	6,455	7,275,043
5.00%, 11/1/38	3,100	3,477,580
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	7,081,633
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,823,328
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,951,124
4.00%, 3/15/39	2,900	2,924,099
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,000	1,139,060
Tri-County Metropolitan Transportation District of Oregon, OR, Green Bonds, 3.00%, 9/1/37	1,100	995,720
		$ 43,912,486
Transportation — 6.2%
Alameda Corridor Transportation Authority, CA:
0.00%, 10/1/49	$1,335	$ 767,345
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Alameda Corridor Transportation Authority, CA: (continued)
0.00%, 10/1/50	$5,000	$ 2,859,950
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	70	71,086
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	150,357
5.00%, 1/1/29	150	150,357
5.00%, 1/1/30	500	501,190
5.00%, 1/1/31	1,000	1,002,380
5.25%, 1/1/32	2,565	2,665,061
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,496,748
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	503,015
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	179,324
5.00%, 12/1/32	350	356,912
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	243,760
5.00%, 5/15/34	200	201,982
Maryland Department of Transportation, 3.00%, 10/1/31	4,730	4,552,956
Metropolitan Transportation Authority, NY, 3.659%, (67% of SOFR + 0.43%), 11/1/26(1)	885	882,407
Nevada Highway Improvement Revenue, 2.00%, 12/1/34	1,000	797,950
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	155,616
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,067,140
5.00%, 1/1/34	2,000	2,267,560
5.00%, 1/1/35	5,065	5,710,484
Pennsylvania Turnpike Commission, 5.00%, 6/1/36	2,500	2,847,875
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/29	225	241,641
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	318,543
5.00%, 7/1/32	660	697,079
5.00%, 7/1/33	600	632,616
5.00%, 7/1/34	450	473,580
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35	7,750	8,690,075
		$ 45,484,989

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 5.5%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 3.24%, 11/1/28(2)	$3,100	$ 3,100,000
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	800,432
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds:
4.00%, 10/1/36	1,475	1,498,659
4.00%, 10/1/37	1,595	1,615,320
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,400,500
Lincoln, NE, Sanitary Sewer Revenue, 3.00%, 6/15/35	965	879,154
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	220	226,120
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	587,397
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/31	3,350	3,826,068
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,712,801
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	250	258,125
Metropolitan Utilities District of Omaha, NE, Water System Revenue, 3.25%, 12/1/31	1,720	1,697,950
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/36	1,000	943,790
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	158,939
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	648,358
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	605,376
4.00%, 11/1/30	670	675,172
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	193,023
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	2,015	1,965,149
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,952,921
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,592,385
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,274,209
4.00%, 10/15/36	500	505,030
4.00%, 10/15/36	700	714,175
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	$2,000	$ 1,683,820
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,731,968
		$ 40,246,841
Total Tax-Exempt Municipal Obligations (identified cost $708,542,689)		$715,589,123

U.S. Treasury Obligations — 0.0%(3)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.75%, 12/31/28	$118	$ 116,140
Total U.S. Treasury Obligations (identified cost $116,751)		$ 116,140

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(5)	24,987,232	$ 24,987,232
Total Short-Term Investments (identified cost $24,987,232)		$ 24,987,232
Total Investments — 100.6% (identified cost $733,646,672)		$740,692,495
Other Assets, Less Liabilities — (0.6)%		$ (4,673,115)
Net Assets — 100.0%		$736,019,380
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(3)	Amount is less than 0.05%.
(4)	When-issued security.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2024.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

At October 31, 2024, the concentration of the Fund’s investments in the various states determined as a percentage of net assets, is as follows:
Texas	18.2%
Others, representing less than 10% individually	79.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 4.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2024.
Affiliated Investments
At October 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $24,987,232, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$36,302,705	$157,313,831	$(168,629,304)	$ —	$ —	$24,987,232	$1,221,755	24,987,232
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$715,589,123	$ —	$715,589,123
U.S. Treasury Obligations	—	116,140	—	116,140
Short-Term Investments	24,987,232	—	—	24,987,232
Total Investments	$24,987,232	$715,705,263	$ —	$740,692,495
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.